UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 431 N. Pennsylvania Street Indianapolis, IN 46204
(Address of principal executive offices) (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

AAM Equity Fund
Schedule of Investments
July 31, 2005 (Unaudited)

Common Stocks - 95.06%	**Shares**	**Value**
Aircraft Engines & Engine Parts - 2.33%		
United Technologies Corp.	2,500	$ 126,750
Beverages - 1.51%		
Pepsico, Inc.	1,500	81,795
Biological Products - 2.20%		
Amgen, Inc. (a)	1,500	119,625
Chemical & Allied Products - 1.77%		
Dow Chemical Co.	2,000	95,900
Computer Communication Equipment - 2.12%		
Cisco Systems, Inc. (a)	6,000	114,900
Crude Petroleum & Natural Gas - 2.25%		
EOG Resources, Inc.	2,000	122,200
Electromedical & Electrotherapeutic Apparatus - 1.99%		
Medtronic, Inc.	2,000	107,880
Electronic & Other Electrical Equipment - 1.91%		
General Electric Co.	3,000	103,500
Electronic Computers - 1.86%		
Dell, Inc. (a)	2,500	101,175
Finance Services - 2.53%		
American Express Co.	2,500	137,500
Fire, Marine & Casualty Insurance - 5.03%		
Berkshire Hathaway, Inc. - Class B (a)	50	139,100
Markel Corp. (a)	400	134,400
		273,500
Hospital & Medical Service Plans - 1.95%		
Wellpoint, Inc. (a)	1,500	106,110
Industrial Inorganic Chemicals - 2.27%		
Praxair, Inc.	2,500	123,475
Industrial Instruments For Measurement, Display, and Control - 2.04%		
Danaher Corp.	2,000	110,900
Life Insurance - 2.31%		
Jefferson-Pilot Corp.	2,500	125,425
Metal Mining - 2.44%		
Rio Tinto Plc. (b)	1,000	132,650
National Commercial Banks - 4.16%		
BB& T Corp.	3,000	125,460
Wachovia Corp.	2,000	100,760
		226,220

AAM Equity Fund
Schedule of Investments - continued
July 31, 2005 (Unaudited)

Common Stocks - 95.06% - continued	Shares	Value
Oil & Gas Field Services - 2.31%		
Schlumberger Ltd.	1,500	$ 125,610
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.27%		
Zimmer Holdings, Inc. (a)	1,500	123,540
Perfumes, Cosmetics & Other Toilet Preparations - 2.44%		
Colgate-Palmolive Co.	2,500	132,350
Personal Credit Institutions - 2.28%		
Capital One Financial Corp.	1,500	123,750
Petroleum Refining - 8.79%		
BP Plc. (b)	2,000	131,760
Exxon Mobil Corp.	2,000	117,500
Murphy Oil Corp.	2,000	106,080
Suncor Energy, Inc.	2,500	122,250
		477,590
Pharmaceutical Preparations - 6.38%		
Johnson & Johnson	2,000	127,920
Lilly Eli & Co.	2,000	112,640
Pfizer, Inc.	4,000	106,000
		346,560
Radiotelephone Communications - 2.04%		
Dominion Resources, Inc.	1,500	110,790
Real Estate Agents & Managers - 2.36%		
Cendant Corp.	6,000	128,160
Retail - Auto Dealers & Gasoline Stations - 2.15%		
Carmax, Inc. (a)	4,000	116,880
Retail - Drug Stores & Proprietary Stores - 2.20%		
Walgreen Co.	2,500	119,650
Retail - Lumber & Other Building Materials Dealers - 2.44%		
Lowe's Companies, Inc.	2,000	132,440
Retail - Variety Stores - 1.82%		
Wal Mart Stores, Inc	2,000	98,700
Services - Miscellaneous Amusement & Recreation - 4.53%		
Harrahs Entertainment, Inc.	1,500	118,110
Walt Disney Co.	5,000	128,200
		246,310
Services - Prepackaged Software - 3.96%		
Check Point Software Technologies Ltd. (a)	5,000	112,650
Microsoft Corp.	4,000	102,440
		215,090

AAM Equity Fund
Schedule of Investments - continued
July 31, 2005 (Unaudited)

Common Stocks - 95.06% - continued	Shares	Value
Sugar & Confectionery Products - 1.96%		
Wrigley WM Jr. Co.	1,500	$ 106,710
Telephone Communications - 2.46%		
America Movil - Series L (b)	6,000	133,560
Trucking & Courier Services - 2.01%		
United Parcel Service, Inc.	1,500	109,455
Wholesale - Groceries & Related Products - 1.99%		
Sysco Corp.	3,000	108,180
TOTAL COMMON STOCKS (Cost $4,119,255)		5,164,830
Money Market Securities - 4.75%		
Huntington Money Market Fund - Investment Shares, 2.46% (c)	258,212	258,212
TOTAL MONEY MARKET SECURITIES (Cost $258,212)		258,212
TOTAL INVESTMENTS (Cost $4,377,467) - 99.81%		$ 5,423,042
Cash and other assets less liabilities - 0.19%		10,353
TOTAL NET ASSETS - 100.00%		$ 5,433,395

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the coupon rate shown represents the rate at July 31, 2005.

Tax Related

Unrealized appreciation	$ 1,112,298
Unrealized depreciation	(66,723)
Net unrealized appreciation	$ 1,045,575
Aggregate cost of securities for income tax purposes	$ 4,377,467

AAM Equity Fund
July 31, 2005 (Unaudited)
Related Notes to the Schedule of Investments

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments
July 31, 2005 (Unaudited)

Common Stocks - 90.69%	**Shares**	**Value**
Accident & Health Insurance - 1.25%		
Conseco, Inc. (a)	20,000	$ 436,200
Beverages - 2.33%		
The Coca-Cola Co.	18,500	809,560
Cable & Other Pay Television Services - 2.30%		
Comcast Corp - Class A (a)	26,000	798,980
Computer & Office Equipment - 1.91%		
Hewlett-Packard Co.	27,000	664,740
Computer Peripheral Equipment - 2.21%		
Symbol Technologies, Inc.	66,000	768,240
Crude Petroleum & Natural Gas - 1.25%		
Unocal Corp.	6,700	434,495
Drilling Oil & Gas Wells - 2.90%		
Diamond Offshore Drilling	9,000	513,540
Globalsantafe Corp.	11,000	494,890
		1,008,430
Fats & Oils - 0.71%		
Bunge Limited	4,000	245,560
Finance Lessors - 1.52%		
CIT Group	12,000	529,680
Food & Kindred Products - 1.92%		
Unilever N.V. - NY shares	10,000	669,100

Common Stocks - 90.69% - continued	**Shares**	**Value**
Grain Mill Products - 2.04%		
General Mills, Inc.	15,000	$ 711,000
Household Furniture - 0.87%		
Furniture Brands International, Inc.	15,800	302,728
Industrial Organic Chemicals - 2.02%		
Lubrizol Corp.	16,000	704,000
Insurance Agents, Brokers & Service - 1.74%		
Hartford Financial Services Group (a)	7,500	604,275
Investment Advice - 1.93%		
Federated Investors, Inc - Class B	21,000	670,740
Laboratory Analytical Instruments - 1.62%		
Applera Corp.	27,000	562,140
Life Insurance - 2.26%		
HCA, Inc.	16,000	788,000
Miscellaneous Manufacturing Industries - 0.94%		
International Game Technology	12,000	328,320
Meat Packaging Plants - 0.26%		
Hormel Foods Corp.	3,100	91,791
Mortgage Bankers & Loan Correspondents - 0.98%		
Countrywide Financial Corp.	9,500	342,000
Motor Vehicles Parts & Accessories - 1.90%		
Dana Corp.	42,000	659,820
Motor Vehicles & Passenger Car Bodies - 2.11%		
Honda Motor Co., Ltd. (b)	28,500	734,445

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments - continued
July 31, 2005 (Unaudited)

Common Stocks - 90.69% - continued	Shares	Value
National Commercial Banks - 2.08%		
Keycorp	8,000	$ 273,920
TCF Financial Corp.	11,500	315,905
US Bankcorp	4,500	135,270
		725,095
Office Machines - 1.28%		
Pitney Bowes, Inc.	10,000	445,800
Oil & Gas Field Services - 1.24%		
Grant Prideco, Inc. (a)	13,500	433,350
Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.96%		
PPG Industries, Inc.	10,500	682,815
Paper Mills - 3.94%		
Bowater, Inc.	20,000	676,200
International Paper Co.	22,000	695,200
		1,371,400
Petroleum Refining - 1.76%		
Royal Dutch Petroleum Co. (b)	10,000	612,800
Pharmaceutical Preparations - 6.35%		
Abbott Laboratories	14,500	676,135
Merck & Co., Inc.	19,500	605,670
Pfizer, Inc.	35,000	927,500
		2,209,305
Radiotelephone Communications - 1.30%		
Nextel Communication Class A (a)	13,000	452,400
Railroads, Line-Haul Operating - 2.73%		
Burlington Northern Sante Fe Corp.	5,200	282,100
Union Pacific Corp.	9,500	667,945
		950,045
Refuse Systems - 2.02%		
Waste Management, Inc.	25,000	703,000
Retail - Drug Stores & Proprietary Stores - 1.98%		
Express Scripts, Inc. (a)	13,200	690,360

Common Stocks - 90.69% - continued	Shares	Value
Retail - Eating Places - 2.24%		
Outback Steakhouse, Inc.	9,000	$ 419,220
Wendy's International, Inc.	7,000	361,900
		781,120
Retail - Grocery Stores - 2.00%		
Kroger Co. (a)	35,000	694,750
Retail - Miscellaneous Shopping Goods Stores - 0.96%		
Borders Group, Inc.	13,500	334,935
Retail - Variety Stores - 0.44%		
Costco Wholesale Corp.	3,300	151,701
Retail - Women's Clothing Stores - 2.10%		
Limited Brands, Inc.	30,000	731,400
Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.86%		
Raytheon Company	16,500	648,945
Semiconductors & Related Devices - 1.19%		
Micron Technology, Inc. (a)	35,000	415,800
Services - Advertising Agencies - 1.40%		
Interpublic Group of Companies, Inc. (a)	39,000	487,500
Services - Business Services - 2.13%		
Manpower, Inc.	15,500	740,900
Services - Prepackaged Software - 3.92%		
Microsoft Corp.	28,000	717,080
Synopsys, Inc. (a)	35,000	647,850
		1,364,930
Surety Insurance - 0.97%		
XL Capital Ltd.	4,700	337,554
Surgical & Medical Instruments & Apparatus - 3.83%		
Becton Dickinson & Co.	12,600	697,662
Boston Scientific Corp. (a)	22,000	636,900
		1,334,562
Telephone Communications - 0.99%		
Centurytel, Inc.	10,000	343,700
Telephone & Telegraph Apparatus - 2.73%		
Adtran, Inc.	21,000	561,960
Tellabs, Inc. (a)	40,000	388,800
		950,760

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments - continued
July 31, 2005 (Unaudited)

Common Stocks - 90.69% - continued	**Shares**	**Value**
Title Insurance - 0.32%		
First American Corp.	2,500	$ 109,875
TOTAL COMMON STOCKS (Cost $28,171,224)		31,569,046
Money Market Securities - 8.85%		
Huntington Money Market Fund - Investment Shares, 2.11% (c)	3,079,191	3,079,191
TOTAL MONEY MARKET SECURITIES (Cost $3,079,191)		3,079,191
TOTAL INVESTMENTS (Cost $31,250,415) - 99.54%		$ 34,648,237
Other assets less liabilities - 0.46%		161,109
TOTAL NET ASSETS - 100.00%		$ 34,809,346

(a) Non-income producing.
(b) American Depositary Receipts
(c) Variable rate security, the yield shown represents the rate at July 31, 2005.

Tax Related	
Gross unrealized appreciation	$ 3,775,885
Gross unrealized depreciation	(378,063)
Net unrealized appreciation	$ 3,397,822
Aggregate cost of securities for income tax purposes	$ 31,250,415

Becker Value Funds
Becker Small Cap Value Equity Fund
Schedule of Investments
July 31, 2005 (Unaudited)

Common Stocks - 84.04%	**Shares**	**Value**
Asphalt Paving & Roofing Materials - 0.90%		
Elkcorp	500	$ 16,650
Computer Storage Devices - 2.74%		
Dot Hill Systems Corp. (a)	8,500	50,660
Crude Petroleum & Natural Gas - 4.19%		
Comstock Resources, Inc. (a)	1,500	41,535
Forest Oil Corporation (a)	800	35,808
		77,343
Deep Sea Foreign Transportation of Freight - 1.86%		
Dryships, Inc. (a)	2,400	34,320
Electric Services - 3.71%		
Aquila, Inc. (a)	9,100	33,852
IDACORP, Inc.	1,100	34,595
		68,447
Electronic Computers - 1.83%		
Omnicell, Inc. (a)	4,000	33,720
Electrical Industrial Apparatus - 1.97%		
GrafTech International Ltd. (a)	7,000	36,330
Fire, Marine & Casualty Insurance - 6.52%		
Affirmative Insurance Holdings, Inc.	2,900	49,474
Tower Group, Inc.	3,000	47,610
Vesta Insurance Group, Inc.	9,000	23,310
		120,394
Footwear - 1.50%		
Brown Shoe Company, Inc.	700	27,615
Household Furniture - 1.56%		
Furniture Brands International, Inc.	1,500	28,740
Industrial Organic Chemicals - 0.67%		
Minerals Technologies, Inc.	200	12,448
Life Insurance - 3.51%		
American Equity Investment Life Holding Company	3,100	34,658
KMG America Corporation (a)	3,100	30,225
		64,883

Common Stocks - 84.04% - continued	**Shares**	**Value**
Miscellaneous Food Preparations & Kindred Products - 1.60%		
American Italian Pasta Co. - Class A	1,400	$ 29,470
Miscellaneous Plastics Products - 1.42%		
Spartech Corp.	1,400	26,222
Motor Homes - 2.13%		
Thor Industries, Inc.	1,100	39,380
National Commercial Banks - 1.94%		
Nara Bancorp, Inc.	2,300	35,742
Natural Gas Distribution - 1.65%		
Southern Union Company	1,200	30,528
Oil & Gas Field Machinery & Equipment - 2.06%		
Newpark Resources, Inc. (a)	4,500	38,070
Oil & Gas Field Services - 1.74%		
Grant Prideco, Inc. (a)	1,000	32,100
Patent Owners & Lessors - 1.89%		
Marvel Enterprises, Inc.	1,800	34,902
Pharmaceutical Preparations - 1.39%		
Par Pharmaceutical Cos. Inc. (a)	1,100	25,762
Retail - Miscellaneous Shopping Goods Stores - 1.50%		
Big 5 Sporting Goods Corp.	1,000	27,650
Retail - Variety Stores - 3.85%		
Big Lots, Inc. (a)	2,500	32,425
Fred's, Inc.	2,000	38,600
		71,025
Savings Institution, Federally Chartered - 4.04%		
IndyMac Bancorp, Inc.	800	34,888
Ocwen Financial Corporation (a)	5,200	39,780
		74,668
Semiconductors & Related Devices - 1.95%		
Lattice Semiconductor Corporation (a)	7,000	36,050

Becker Value Funds
Becker Small Cap Value Equity Fund
Schedule of Investments - continued
July 31, 2005 (Unaudited)

Common Stocks - 84.04% - continued	**Shares**	**Value**
Services - Computer Integrated Systems Design - 1.76%		
Mentor Graphics Corporation (a)	3,500	$ 32,585
Services - Computer Processing & Data Preparation - 0.85%		
MedQuist, Inc. (a)	1,200	15,720
Services - Computer Programming Services - 1.72%		
EPIQ Systems, Inc. (a)	1,800	31,698
Services - Equipment Rental & Leasing - 2.12%		
United Rentals, Inc. (a)	2,100	39,060
Services - Help Supply Services - 2.14%		
Spherion Corporation (a)	5,000	39,500
Services - Prepackaged Software - 1.97%		
Stellent, Inc. (a)	4,300	36,335
Special Industry Machinery - 2.01%		
Ultratech, Inc. (a)	1,700	37,077
State Commercial Banks - 1.87%		
Sterling Bancshares, Inc.	2,200	34,562
Steel Pipe & Tube - 0.79%		
Allegheny Technologies, Inc.	500	14,535
Telephone Communications - 1.61%		
IDT Corporation (a)	2,300	29,831
Telephone & Telegraph Apparatus - 5.75%		
ADC Telecommunications, Inc. (c)	-	-
Adtran, Inc.	1,300	34,788
Intervoice, Inc. (a)	4,700	41,125
Westell Technologies, Inc. (a)	7,400	30,340
		106,253
Title Insurance - 1.43%		
First American Corp.	600	26,370
Wholesale - Chemicals & Allied Products - 1.90%		
Acuity Brands, Inc.	1,200	35,016
TOTAL COMMON STOCKS (Cost $1,493,556)		1,551,661

Becker Value Funds
Becker Small Cap Value Equity Fund
Schedule of Investments - continued
July 31, 2005 (Unaudited)

	Shares		Value
Real Estate Investment Trusts - 8.91%			
ECC Capital Corp.	5,000	$	31,900
Healthcare Realty Trust, Inc.	800		32,688
Maguire Properties, Inc.	1,300		38,935
NorthStar Realty Finance Corp.	2,700		28,350
Redwood Trust, Inc.	600		32,580
			164,453
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $159,857)			164,453
Money Market Securities - 6.57%			
Huntington Money Market Fund - Investment Shares, 2.11% (b)	121,423		121,423
TOTAL MONEY MARKET SECURITIES (Cost $121,423)			121,423
TOTAL INVESTMENTS (Cost $1,774,836) - 99.52%		$	1,837,537
Other assets less liabilities - 0.48%			8,802
TOTAL NET ASSETS - 100.00%		$	1,846,339

(a) Non-income producing.
(b) Variable rate security; the yield shown represents the rate at July 31, 2005.
(c) Shares owned is less than 0.5 shares.

Tax Related		
Gross unrealized appreciation	$	165,036
Gross unrealized depreciation		(102,335)
Net unrealized appreciation	$	62,701
Aggregate cost of securities for income tax purposes	$	1,774,836

Related Footnotes - (Unaudited)

Securities Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dreman Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments
July 31, 2005 (Unaudited)

Common Stocks - 95.11%	**Shares**	**Value**
Cigarettes - 1.79%		
Reynolds American, Inc.	1,355	$ 112,885
Crude Petroleum & Natural Gas - 9.48%		
Anadarko Petroleum Corp.	1,300	114,855
Apache Corp.	1,800	123,120
Burlington Resources, Inc.	1,050	67,316
Devon Energy Corp.	3,400	190,706
Encana Corp.	400	16,540
Kerr-McGee Corp.	30	2,406
Occidental Petroleum Corp.	1,000	82,280
		597,223
Drilling Oil & Gas Wells - 0.09%		
Transocean, Inc. (a)	100	5,643
Electronic & Other Electrical Equipment - 0.88%		
General Electric Co.	1,600	55,200
Electronic Connectors - 0.92%		
Tyco International Ltd.	1,900	57,893
Federal & Federally - Sponsored Credit Agencies - 9.56%		
Federal Home Loan Mortgage Corp (Freddie Mac)	5,100	322,728
Federal National Mortgage Association (Fannie Mae)	5,000	279,300
		602,028
Fire, Marine & Casualty Insurance - 3.01%		
American International Group, Inc.	3,150	189,630
Food & Kindred Products - 10.54%		
Altria Group, Inc.	9,200	616,032
British American Tobacco Plc. (b)	1,200	47,928
		663,960
National Commercial Banks - 9.01%		
Bank of America Corp.	3,642	158,791
Citigroup, Inc.	1,300	56,550
KeyCorp	2,100	71,904
PNC Financial Services Group, Inc.	1,000	54,820
Regions Financial Corp.	2,500	84,100
U.S. Bancorp	2,200	66,132
Wachovia Corp.	1,500	75,570
		567,867
Petroleum Refining - 10.81%		
ChevronTexaco Corp.	4,400	255,244
ConocoPhillips Co.	6,800	425,612
		680,856

Dreman Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
July 31, 2005 (Unaudited)

Common Stocks - 95.11% - continued	**Shares**	**Value**
Pharmaceutical Preparations - 7.98%		
Bristol-Myers Squibb, Inc.	6,460	$ 161,371
Merck & Co., Inc.	4,075	126,570
Pfizer, Inc.	4,820	127,730
Wyeth	1,900	86,925
		502,596
Retail - Department Stores - 1.69%		
Federated Department Stores, Inc.	1,400	106,218
Retail - Drug Stores & Proprietary Stores - 1.23%		
Medco Health Solutions, Inc. (a)	1,595	77,262
Retail - Lumber & Other Building Materials Dealers - 2.07%		
Home Depot, Inc.	3,000	130,530
Retail - Miscellaneous Shopping Goods Stores - 3.14%		
Borders Group, Inc.	5,500	136,455
Staples, Inc.	2,700	61,479
		197,934
Savings Institutions, Not Federally Chartered - 5.97%		
Sovereign Bancorp, Inc.	2,400	57,576
Washington Mutual, Inc.	7,500	318,600
		376,176
Services - Computer Programming, Data Processing - 1.27%		
Electronic Data Systems Corp.	3,900	80,223
Services - General Medical & Surgical Hospitals - 1.41%		
HCA, Inc.	1,800	88,650
Services - Medical Laboratories - 3.32%		
Laboratory Corp. of America Holdings (a)	2,310	117,048
Quest Diagnostics, Inc.	1,800	92,412
		209,460
Surgical & Medical Instruments & Apparatus - 0.69%		
Becton, Dickinson & Co.	790	43,742
Tobacco Products - 5.78%		
Imperial Tobacco Group Plc. (b)	900	46,836
UST, Inc.	6,900	317,538
		364,374

Dreman Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
July 31, 2005 (Unaudited)

Common Stocks - 95.11% - continued	**Shares**	**Value**
Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.88%		
AmerisourceBergen Corp.	1,450	$ 104,095
Cardinal Health, Inc.	1,300	77,454
		181,549
Wholesale - Farm Products Raw Materials - 1.59%		
Universal Corp.	2,100	100,170
TOTAL COMMON STOCKS (Cost $4,988,812)		5,992,069
Money Market Securities - 4.63%		
Huntington Money Market Fund IV, 2.46% (c)	291,819	291,819
TOTAL MONEY MARKET SECURITIES (Cost $291,819)		291,819
TOTAL INVESTMENTS (Cost $5,280,631) - 99.74%		$ 6,283,888
Other assets less liabilities - 0.26%		16,264
TOTAL NET ASSETS - 100.00%		$ 6,300,152

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the yield shown represents the rate at July 31, 2005.

Tax Related	
Unrealized appreciation	$ 1,173,316
Unrealized depreciation	(170,059)
Net unrealized appreciation	$ 1,003,257
Aggregate cost of securities for income tax purposes	$ 5,280,631

Dreman Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments
July 31, 2005 (Unaudited)

Common Stocks - 92.05%	**Shares**	**Value**
Agriculture Chemicals - 0.69%		
Scotts Co. (The) (a)	100	$ 7,840
Apparel & Other Finished Products of Fabrics & Similar Materials - 0.45%		
Columbia Sportswear (a)	100	5,084
Carpets & Rugs - 0.77%		
Mohawk Industries, Inc. (a)	100	8,782
Canned, Fruits, Vegetables, Preserves, Jams & Jellies - 0.36%		
B&G Foods, Inc.	300	4,080
Cigarettes - 0.73%		
Reynolds American, Inc.	100	8,331
Commercial Printing - 1.27%		
Donnelley, R.R. & Sons, Co.	400	14,420
Crude Petroleum & Natural Gas - 3.52%		
Petrohawk Energy Corp. (a)	800	8,816
Petroquest Energy, Inc. (a)	1,500	10,950
Pioneer Natural Resources Co. (a)	100	4,333
Quicksilver Resources, Inc. (a)	375	15,885
		39,984
Drawing & Insulating of Nonferrous Wire - 1.46%		
General Cable Corp. (a)	1,000	16,600
Drilling Oil & Gas Wells - 2.82%		
Nabors Industries LTD. (a)	100	6,545
Patterson UTI Energy, Inc.	200	6,566
Weatherford International, Ltd. (a)	300	18,984
		32,095
Electric Services - 0.93%		
Reliant Energy, Inc. (a)	800	10,608
Electrical Work - 0.45%		
Emcor Group, Inc. (a)	100	5,150
Electromedical & Electrotherapeutic Apparatus - 1.10%		
Rita Medical Systems, Inc. (a)	3,100	12,555

Common Stocks - 92.05% - continued	**Shares**	**Value**
Electronic components & Accessories - 0.12%		
Vishay Intertechnology, Inc. (a)	100	$ 1,402
Federal & Federally-Sponsored Credit Agencies - 1.23%		
Federal National Mortgage Association (Fannie Mae)	250	13,965
Finance Lessors - 2.06%		
CIT Group, Inc.	350	15,449
Morgan Stanley Dean Witter & Co.	150	7,958
		23,407
Fire, Marine & Casualty Insurance - 1.78%		
American International Group, Inc.	150	9,030
Cincinnati Financial Corp.	273	11,253
		20,283
Food and Kindred Products - 2.65%		
Altria Group, Inc.	450	30,132
General Building Contractors - Residential Buildings - 0.89%		
Lennar Corp.	150	10,090
Gold and Silver Ores - 0.33%		
Newmont Mining Corp.	100	3,755
Hospital & Medical Service Plans - 1.53%		
Triad Hospitals, Inc. (a)	350	17,385
Hotels & Motels - 1.50%		
Marriott International, Inc.	250	17,118
Insurance Agents, Brokers & Service - 0.29%		
Willis Group Holdings, Ltd.	100	3,316
Laboratory Analytical Instruments - 2.50%		
Beckman Coulter, Inc.	250	13,585
Millipore Corp. (a)	100	6,127
Perkinelmer, Inc.	200	4,196
Waters Corp. (a)	100	4,528
		28,436
Local & Suburban Transit & Interurban Highway Passenger Transit - 0.90%		
Laidlaw International, Inc.	400	10,280
Measuring & Controlling Devices - 0.92%		
Thermo Election Corp. (a)	350	10,451
Metal Mining - 1.16%		
Companhia Vale do Rio Doce (b)	200	6,512
Rio Tinto Finance USA Ltd. (ADR) (b)	50	6,633
		13,145

Common Stocks - 92.05% - continued	Shares	Value
Metalworking Machinery & Equipment - 1.50%		
SPX Corp.	350	$ 17,108
Miscellaneous Industrial & Commercial Machinery & Equipment - 1.40%		
ITT Industries, Inc.	150	15,960
Miscellaneous Furniture & Fixtures - 0.68%		
Hillerbrand Industries, Inc.	150	7,711
Miscellaneous Shopping Goods Stores - 0.75%		
Office Depot, Inc. (a)	300	8,514
Mortgage Bankers & Loan Correspondents - 0.68%		
Doral Financial Corp.	500	7,715
Motorcycles, Bicycles & Parts - 0.47%		
Harley Davidson, Inc.	100	5,319
Motors & Generators - 0.91%		
AMETEK, Inc.	250	10,300
National Commercial Banks - 1.25%		
First Horizon National Corp.	350	14,276
Natural Gas Distribution - 1.12%		
Southern Union Co. (a)	500	12,720
Oil & Gas Field Services - 0.40%		
Infinity, Inc. (a)	600	4,542
Operative Builders - 0.65%		
Centex Corp.	100	7,398
Ordinance & Accessories - 1.60%		
Alliant Techsystem, Inc. (a)	250	18,250
Petroleum Refining - 1.82%		
Valero Energy Corp.	250	20,695
Pharmaceutical Preparations - 1.70%		
Biovail Corp. (a)	450	7,096
King Pharmaceuticals, Inc. (a)	1,100	12,265
		19,361
Poultry Slaughtering and Processing - 0.49%		
Tyson Foods, Inc.	300	5,592
Publishing or Publishing & Printing - 0.50%		
Reader's Digest Association, Inc.	350	5,684

Dreman Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2005 (Unaudited)

Common Stocks - 92.05% - continued	Shares	Value
Radio & TV Broadcasting & Communications Equipment - 0.69%		
L 3 Communications Holdings, Inc.	100	$ 7,823
Real Estate Investment Trusts - 5.25%		
Aames Investment Corp.	1,800	16,632
KKR Financial Corp.	800	19,584
Novastar Financial, Inc.	300	12,159
Ventas, Inc.	350	11,302
		59,677
Retail - Auto & Home Supply Stores - 3.21%		
Advance Auto Parts, Inc. (a)	450	31,032
Pep Boys	400	5,436
		36,468
Retail - Building Materials, Hardware, Garden Supply - 1.05%		
The Sherwin-Williams Co.	250	11,903
Retail - Drug Stores & Proprietary Stores - 4.51%		
Caremark Rx, Inc. (a)	1,150	51,267
Retail - Eating Places - 0.55%		
McDonalds Corp.	200	6,234
Retail - Jewelry Stores - 0.75%		
Tiffany & Co.	250	8,508
Retail - Retail Stores - 0.31%		
Star Gas Partners (a)	1,300	3,575
Savings Institution, Federally Chartered - 2.26%		
Commercial Capital Bancorp, Inc.	450	8,928
Sovereign Bancorp, Inc.	700	16,793
		25,721
Search, Detection, Navigation, Guidance, Aeronautical Systems - 0.46%		
DRS Technologies, Inc. (a)	100	5,200
Security Brokers, Dealers & Flotation Companies - 1.87%		
Edwards A.G., Inc.	250	11,075
Bear Stearns Co.	100	10,211
		21,286
Services - Business Services - 1.58%		
West Corp. (a)	450	17,996
Services - Computer Integrated Systems Design - 0.45%		
Convergys Corp. (a)	350	5,092
Services - Computer Processing & Data Preparation - 0.89%		
DST Systems, Inc. (a)	200	10,152

Common Stocks - 92.05% - continued	**Shares**	**Value**
Services - Computer Programming, Data Processing - 1.18%		
Gtech Holdings Corp.	450	$ 13,482
Services - Medical Laboratories - 2.02%		
Laboratory Corp. of America Holdings (a)	250	12,667
Quest Diagnostics, Inc.	200	10,268
		22,935
Services - Miscellaneous Amusement & Recreation - 5.68%		
Alliance Gaming Corp. (a)	800	12,248
Harrah's Entertainment, Inc.	350	27,559
Lakes Entertainment, Inc.	400	6,680
MGM Mirage (a)	400	18,180
		64,667
Services - Prepackaged Software - 0.83%		
McAfee, Inc. (a)	300	9,420
State Commercial Banks - 1.30%		
North Fork Bancorp, Inc.	365	9,997
R & G Financial Corp.	300	4,740
		14,737
Steel Pipe & Tubes - 0.29%		
Maverick Tube Corp. (a)	100	3,317
Steel Works, Blast Furnaces & Rolling Mills - 0.75%		
NS Group, Inc. (a)	200	8,490
Surety Insurance - 2.48%		
AMBAC Financial Group, Inc.	250	17,960
The PMI Group, Inc.	250	10,238
		28,198
Surgical & Medical Instruments & Apparatus - 0.51%		
Boston Scientific Corp. (a)	200	5,790
Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.78%		
AmerisourceBergen Corp.	150	10,768
Cardinal Health, Inc.	350	20,853
		31,621
Wholesale - Farm Product Raw Materials - 0.42%		
Universal Corp.	100	4,770
Wholesale - Metals & Minerals - 0.18%		
Uranium Resources, Inc. (a)	3,000	2,025
Wholesale - Professional & Commercial Equipment & Supplies - 1.47%		
Fisher Scientific International , Inc. (a)	250	16,762
TOTAL COMMON STOCKS (Cost $869,248)		1,046,955

Dreman Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2005 (Unaudited)

	Shares	Value
Exchange Traded Funds - 2.43%		
iShares Dow Jones U.S. Utilities Sector Index Fund	350	$ 27,639
TOTAL EXCHANGE TRADED FUNDS (Cost $24,488)		27,639
Corporate Bond - 1.26%	**Principal Amount**	
Southern Energy Inc., 7.90%, 7/15/09 (c)	$ 15,000	14,363
TOTAL CORPORATE BONDS (Cost $8,775)		14,363
Money Market Securities - 3.87%		
Huntington Money Market Fund IV, 2.46% (d)	44,033	$ 44,033
TOTAL MONEY MARKET SECURITIES (Cost $44,033)		44,033
TOTAL INVESTMENTS (Cost $946,544) - 99.61%		$ 1,132,990
Cash and other assets less liabilities - 0.39%		4,439
TOTAL NET ASSETS - 100.00%		$ 1,137,429

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Security is in default.
(d) Variable rate security; the yield shown represents the rate at July 31, 2005.

Tax Related	
Unrealized appreciation	$ 199,342
Unrealized depreciation	(12,896)
Net unrealized appreciation	$ 186,446
Aggregate cost of securities for income tax purposes	$ 946,544

Dreman Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments
July 31, 2005 (Unaudited)

Common Stocks - 96.04%	Shares	Value
Air Transportation, Nonscheduled - 0.98%		
Offshore Logistics, Inc. (a)	1,000	$ 36,000
Agriculture Chemicals - 1.55%		
Agrium, Inc.	2,500	57,175
Agricultural Production - Crops - 1.23%		
Chiquita Brands International, Inc.	1,500	45,270
Biological Products - 0.93%		
Charles River Laboratories International, Inc. (a)	700	34,090
Cigarettes - 0.28%		
Vector Group Ltd.	530	10,287
Cogeneration Services & Small Power Products - 0.74%		
Danielson Holdings Corp. (a)	2,100	27,090
Communications Equipment - 1.23%		
Applied Signal Technology, Inc.	2,100	45,444
Construction - Special Trade Contractors - 1.01%		
Matrix Service Co. (a)	6,400	37,344
Crude Petroleum & Natural Gas - 4.09%		
ATP Oil & Gas Corp. (a)	1,400	39,368
Carrizo Oil & Gas, Inc. (a)	3,000	60,300
Denbury Resources, Inc. (a)	500	23,400
Parallel Petroleum Corp. (a)	1,900	21,033
Petrohawk Energy Corp.	600	6,612
		150,713
Drawing & Insulating of Nonferrous Wire - 3.11%		
General Cable Corp. (a)	6,900	114,540
Drilling Oil & Gas Wells - 5.15%		
Grey Wolf, Inc. (a)	8,600	65,962
Patterson Uti Energy, Inc.	2,375	77,971
Pioneer Drilling Co.	3,050	45,994
		189,927

Common Stocks - 96.04% - continued	**Shares**	**Value**
Electric Services - 1.03%		
Allegheny Energy, Inc. (a)	800	$ 22,800
Teco Energy, Inc.	800	15,168
		37,968
Electronic Components & Accessories - 0.34%		
Vishay Intertechnology, Inc. (a)	900	12,618
Farm Machinery & Equipment - 1.85%		
Agco Corp. (a)	3,300	68,277
Fire, Marine & Casualty Insurance - 1.78%		
Endurance Specialty Holdings Ltd.	1,200	46,800
Safety Insurance Group, Inc.	300	10,857
Specialty Underwriters Alliance, Inc. (a)	800	8,013
		65,670
Food and Kindred Products - 0.81%		
B&G Foods, Inc.	2,200	29,920
Gold and Silver Ores - 1.06%		
Goldcorp, Inc.	2,400	39,024
Grain Mill Products - 0.35%		
Ralcorp Holdings, Inc.	300	12,900
Hazardous Waste Management - 1.89%		
Duratek, Inc. (a)	2,800	69,706
Hospital & Medical Service Plans - 0.27%		
Triad Hospitals, Inc. (a)	200	9,934
Instruments for Measuring & Testing of Electricity & Electric Signals - 0.98%		
Adeza Biomedical Corp. (a)	2,200	36,234
Iron & Steel Foundries - 0.49%		
Precision Castparts Corp.	200	17,996
Laboratory Analytical Instruments - 1.48%		
Perkinelmer, Inc.	2,600	54,548
Magnetic & Optical Recording Media - 2.50%		
Komag, Inc. (a)	2,600	92,248

Dreman Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2005 (Unaudited)

Common Stocks - 96.04% - continued	**Shares**	**Value**
Mining Machinery & Equipment - 0.23%		
Bucyrus International, Inc. - Class A	200	$ 8,524
Miscellaneous Business Credit Institutions - 0.95%		
NGP Capital Resource Co. (a)	2,300	34,845
Miscellaneous Fabricated Metal Products - 2.08%		
Watts Water Technologies, Inc.	2,100	76,650
Miscellaneous Industrial & Commercial Machinery & Equipment - 0.17%		
Curtiss Wright Corp.	100	6,140
Miscellaneous Metal Ores - 1.78%		
Cameco Corp.	1,400	65,730
Miscellaneous Products of Petroleum & Coal - 1.04%		
Headwaters, Inc. (a)	900	38,475
Mortgage Bankers & Loan Correspondents - 0.44%		
Doral Financial Corp.	1,050	16,202
Motor Vehicles & Passenger Car Bodies - 1.61%		
Oshkosh Truck Corp. (a)	700	59,360
National Commercial Banks - 0.32%		
Sterling Financial Corp.	300	11,709
Natural Gas Distribution - 2.40%		
Southern Union Co.	3,475	88,404
Oil & Gas Field Machinery & Equipment - 3.39%		
Grant Prideco, Inc. (a)	2,325	74,633
Oil States International, Inc. (a)	1,700	50,286
		124,919
Oil & Gas Field Services - 1.56%		
Superior Energy Services, Inc. (a)	2,700	57,618
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.07%		
DHB Industries, Inc. (a)	5,200	39,572

Common Stocks - 96.04% - continued	**Shares**	**Value**
Pharmaceutical Preparations - 0.51%		
Par Pharmaceutical Companies, Inc.	800	$ 18,736
Railroads, Line-Haul Operating - 0.31%		
Prospect Energy Corp.	900	11,313
Real Estate - 0.44%		
Levitt Corp. - Class A	500	16,015
Real Estate Investment Trusts - 8.57%		
Aames Investment Corp.	5,600	51,744
Jer Investors Trust	1,900	35,112
KKR Financial Corp.	1,500	36,720
Newcastle Investment Corp.	1,700	52,530
New Century Financial Corp.	500	26,190
Novastar Financial, Inc.	2,800	113,484
		315,780
Refuse Systems - 1.19%		
WCA Waste Corp. (a)	5,200	43,888
Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.41%		
DRS Technologies, Inc. (a)	1,000	52,000
Secondary Smelting & Refining of Nonferrous - 1.30%		
Aleris International, Inc. (a)	2,100	48,027
Services - Business Services - 1.88%		
HMS Holdings Corp. (a)	9,000	69,300
Services - Computer Integrated Systems Design - 0.71%		
Mediware Information Systems, Inc. (a)	2,600	26,000
Services - Computer Programing, Data Processing, Etc. - 1.28%		
United Online, Inc.	4,100	47,191
Services - Educational Services - 1.81%		
Nobel Learning Communities, Inc. (a)	7,100	66,598

Common Stocks - 96.04% - continued	Shares	Value
Services - Engineering Services - 1.83%		
URS Corp. (a)	1,800	$ 67,410
Services - Equipment Rental & Leasing - 0.99%		
Universal Compression Holdings, Inc. (a)	900	36,495
Services - General Medical & Surgical Hospitals - 0.69%		
Lifepoint Hospitals, Inc. (a)	545	25,484
Services - Management Consutling Services - 3.27%		
FTI Consulting, Inc. (a)	5,000	120,500
Services - Miscellaneous Amusement & Recreation - 4.04%		
Alliance Gaming Corp. (a)	3,800	58,178
Isle of Capri Casinos, Inc. (a)	1,900	53,200
Lakes Entertainment, Inc.	2,250	37,575
		148,953
Services - Nursing & Personal Care Facilities - 0.20%		
Kindred Healthcare, Inc.	200	7,348
Services - To Dwellings & Other Buildings - 0.15%		
Healthcare Services Group, Inc.	300	5,496
Semiconductors & Related Devices - 1.18%		
Aeroflex, Inc. (a)	4,500	43,560
State Commercial Banks - 0.17%		
R&G Financial Corp. - Class B (a)	400	6,320
Steel Pipe & Tubes - 1.20%		
Northwest Pipe Co. (a)	1,700	44,217
Steel Works, Blast Furnaces & Rolling Mills - 4.06%		
Insteel Industries, Inc.	2,000	27,640
NS Group, Inc. (a)	1,300	55,185
Oregon Steel Mills, Inc. (a)	3,000	66,630
		149,455
Surety Insurance - 1.04%		
Triad Guaranty, Inc.	800	38,392
Wholesale - Computers & Peripheral Equipment & Software - 1.30%		
Scansource, Inc. (a)	1,000	47,730
Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 1.13%		
Anixter International, Inc. (a)	1,000	41,560

Dreman Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2005 (Unaudited)

Common Stocks - 96.04% - continued	Shares	Value
Wholesale - Hardware & Plumbing & Heating Equipment & Supplies - 0.93%		
Hughes Supply, Inc.	1,200	$ 34,104
Wholesale - Machinery, Equipment & Supplies - 1.93%		
Aviall, Inc. (a)	2,100	71,085
Wholesale - Metals & Minerals - 0.35%		
Uranium Resources, Inc. (a)	18,900	12,757
TOTAL COMMON STOCKS (Cost $3,177,366)		3,538,785
Closed-end Mutual Funds - 1.28%		
Tortoise Energy Capital Corp.	1,200	30,480
Tortoise Energy Infrastructure Corp.	504	16,748
TOTAL CLOSED-END MUTUAL FUNDS (Cost $42,042)		47,228
Money Market Securities - 3.28%		
Huntington Money Market Fund IV, 2.46% (b)	120,803	120,803
TOTAL MONEY MARKET SECURITIES (Cost $120,803)		120,803
TOTAL INVESTMENTS (Cost $3,340,211) - 100.93%		$ 3,706,816
Liabilities in excess of cash and other assets- (0.60)%		(21,970)
TOTAL NET ASSETS - 100.00%		$ 3,684,846

(a) Non-income producing.
(b) Variable rate security; the yield shown represents the rate at July 31, 2005.

Tax Related	
Unrealized appreciation	$ 417,869
Unrealized depreciation	(38,989)
Net unrealized appreciation	$ 378,880
Aggregate cost of securities for income tax purposes	$ 3,340,211

GLOBALT Growth Fund
Schedule of Investments
July 31, 2005 (Unaudited)

Common Stocks - 99.60%	**Shares**	**Value**
Aircraft Engines & Engine Parts - 2.20%		
United Technologies Corp.	3,400	$ 172,380
Air Conditioning & Warm Air Heating Equipment - 1.59%		
American Standard Companies, Inc.	2,800	123,984
Beverages - 2.16%		
Pepsico, Inc.	3,100	169,043
Biological Products - 6.89%		
Amgen, Inc.	1,300	103,675
Charles River Laboratories International, Inc. (a)	2,800	136,360
Genzyme Corp.	2,300	171,143
Protein Design Labs, Inc.	5,600	127,624
		538,802
Computer Communication Equipment - 1.69%		
Juniper Networks, Inc. (a)	5,500	131,945
Computer Peripheral Equipment - 1.35%		
Xerox Corp. (a)	8,000	105,680
Computer Storage Equipment - 2.38%		
EMC Corp. (a)	13,600	186,184
Construction Machinery & Equipment - 2.62%		
Caterpillar, Inc.	3,800	204,858
Drilling Oil & Gas Wells - 2.87%		
Ensco International, Inc.	3,200	129,216
Patterson-UTI Energy, Inc.	2,900	95,207
		224,423
Electronic Computers - 2.45%		
Apple Computer, Inc.	2,600	110,890
Dell Computer Corp. (a)	2,000	80,940
		191,830
Electromedical & Electrotherapeutic Apparatus - 2.00%		
St. Jude Medical, Inc.	3,300	156,453
Grain Mill Products - 1.74%		
Kellogg Co.	3,000	135,930
Guided Missiles & Space Vehicles & Parts - 1.75%		
Goodrich Corp.	3,100	137,144
Hospital & Medical Service Plans - 1.47%		
Unitedhealth Group, Inc.	2,200	115,060
Industrial Inorganic Chemicals - 0.76%		
Air Products & Chemicals, Inc.	1,000	59,760
Miscellaneous Business Credit Institution - 0.09%		
PHH Corp. (a)	240	6,790

Common Stocks - 99.60% - continued	**Shares**	**Value**
Miscellaneous Food Preparations & Kindred Products - 1.47%		
McCormick & Company, Inc.	3,300	$ 114,774
Miscellaneous Industrial & Commercial Machinery & Equipment - 2.00%		
Eaton Corp.	2,400	156,816
Miscellaneous Transportation Equipment - 1.48%		
Polaris Industries, Inc.	2,100	116,130
National Commercial Banks - 3.27%		
Wachovia Corp.	2,400	120,912
Wells Fargo & Co.	2,200	134,948
		255,860
Paperboard Mills - 1.09%		
Smurfit-Stone Container Corp.	7,000	84,910
Paper Mills - 0.03%		
Neenah Paper, Inc.	60	1,977
Pharmaceutical Preparations - 8.37%		
Abbott Laboratories	3,600	167,868
Genentech, Inc.	1,800	160,794
Johnson & Johnson	3,600	230,256
Wyeth	2,100	96,075
		654,993
Plastic Mail, Synthetic Resin/Rubber, Cellulos (No Glass) - 1.09%		
Dupont E I De Nemours & Co.	2,000	85,360
Radio & TV Broadcasting & Communications Equipment - 2.46%		
Motorola, Inc.	9,100	192,738
Radiotelephone Communications - 0.98%		
Nextel Communications, Inc.	2,200	76,560
Real Estate Agents & Managers (For Others) - 1.97%		
Cendant Corp.	7,200	153,792
Retail - Auto & Home Supply Stores - 1.94%		
Advance Auto Parts, Inc. (a)	2,200	151,712
Retail - Drug Stores and Proprietary Stores - 1.99%		
Caremark RX, Inc. (a)	3,500	156,030
Retail - Eating Places - 1.47%		
YUM Brands, Inc.	2,200	115,170
Retail - Family Clothing Stores - 1.41%		
TJX Companies, Inc.	4,700	110,497
Retail - Miscellaneous Shopping Goods Stores - 2.27%		
Staples, Inc.	7,800	177,606

GLOBALT Growth Fund
Schedule of Investments - continued
July 31, 2005 (Unaudited)

Common Stocks - 99.60% - continued	Shares	Value
Retail - Retail Stores - 1.64%		
Petsmart, Inc.	4,300	$ 127,925
Retail - Women's Clothing Stores - 1.52%		
Ann Taylor, Inc.	4,600	118,542
Rubber & Plastics Footwear - 1.18%		
Nike, Inc.	1,100	92,180
Security Brokers, Dealers & Flotation Companies - 2.34%		
Goldman Sachs Group, Inc.	1,700	182,716
Semiconductors & Related Devices - 3.18%		
International Rectifier Corp. (a)	3,400	159,970
National Semiconductor Corp.	3,600	88,956
		248,926
Services - Business Services - 1.76%		
eBay, Inc.	3,300	137,874
Services - Computer Integrated Systems Design - 1.89%		
Scientific Games Corp. (a)	5,400	147,852
Services - Computer Programming Services - 1.28%		
VeriSign, Inc. (a)	3,800	99,978
Services - General Medical & Surgical Hospitals - 1.78%		
Community Health Systems, Inc. (a)	3,600	138,996
Services - Prepackaged Software - 7.40%		
Activision, Inc.	8,000	162,720
Computer Associates International, Inc.	72	1,976
Intuit, Inc.	1,300	62,400
Microsoft Corp.	5,500	140,855
Oracle Corp. (a)	9,800	133,084
Salesforce Com, Inc.	3,300	77,715
		578,750
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.78%		
Procter & Gamble, Inc.	2,500	139,075
Special Industry Machinery - 1.89%		
Lam Research Corp. (a)	5,200	147,940
Surgical & Medical Instruments & Apparatus - 1.46%		
Baxter International, Inc.	2,900	113,883
Wholesale-Durable Goods - 1.83%		
Grainger WW, Inc.	2,300	143,336
Wholesale-Professional & Commercial Equipment & Supplies - 1.37%		
Fisher Scientific International, Inc. (a)	1,600	107,280
TOTAL COMMON STOCKS (Cost $6,677,146)		$ 7,790,444

GLOBALT Growth Fund
Schedule of Investments - continued
July 31, 2005 (Unaudited)

	Shares	Value
Money Market Securities - 0.88%		
Huntington Money Market Fund - Investment Shares, 2.21% (b)	68,978	$ 68,978
TOTAL MONEY MARKET SECURITIES (Cost $68,978)		68,978
TOTAL INVESTMENTS (Cost $6,746,124) - 100.48%		$ 7,859,422
Liabilities in excess of other assets - (0.48)%		(37,683)
TOTAL NET ASSETS - 100.00%		$ 7,821,739

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at July 31, 2005.

Tax Related

Gross unrealized appreciation	$ 1,158,822
Gross unrealized depreciation	(45,524)
Net unrealized appreciation	$ 1,113,298
Aggregate cost of securities for income tax purposes	$ 6,746,124

GLOBALT Growth Fund
July 31, 2005 (Unaudited)

Related Footnotes - (Unaudited)

Securities Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Marathon Value Portfolio
Schedule of Investments
July 31, 2005 (Unaudited)

Common Stocks - 81.06%	**Shares**	**Value**
Aerospace-Defense - 0.40%		
Northrop Grumman Corp.	1,400	$ 77,630
Automobiles, Parts & Equipment - 1.51%		
Cooper Tire & Rubber Co.	6,000	120,720
Toyota Motor Corp. (a)	2,300	174,478
		295,198
Banking - 4.06%		
Fifth Third Bancorp	2,000	86,200
Mitsubishi Tokyo Financial Group, Inc. (a)	31,000	257,300
Popular, Inc.	6,000	154,800
U.S. Bancorp	6,530	196,292
Wachovia Corp.	1,971	99,299
		793,891
Broadcasting & Cable - 0.64%		
Discovery Holding Co.	2,118	30,222
Saga Communications, Inc.	6,600	94,380
		124,602
Construction Materials - 1.08%		
Vulcan Materials Co.	3,000	210,720
Diversified Financial Services - 2.08%		
Amvescap PLC (a)	10,400	151,216
Moody's Corp.	5,400	255,474
		406,690
Electric Utilities - 1.19%		
Korea Electric Power Corp. (a)	13,300	232,351
Electric Components & Equipment - 2.48%		
SECOM Co., Ltd. (a)	2,800	249,288
Zebra Technologies Corp. (b)	6,075	236,925
		486,213
Energy - 1.66%		
Sasol Ltd. (a)	10,800	325,080
Food Distributors - 0.37%		
Farmer Brothers, Inc.	3,100	72,695
General Merchandise Stores - 1.48%		
Costco Wholesale Corp.	6,300	289,611
Healthcare Distribution & Services - 4.96%		
Cardinal Health, Inc.	5,000	297,900
IMS Health, Inc.	6,627	180,453
Pharmaceutical Product Development, Inc. (b)	8,600	492,178
		970,531
Healthcare Equipment - 3.51%		
Becton, Dickinson & Co.	5,500	304,535
Dionex Corp. (b)	4,200	193,872
Medtronic, Inc.	3,500	188,790
		687,197
Household Products - 3.01%		
Kimberly-Clark Corp.	6,800	433,568
The Gillette Co.	2,900	155,643
		589,211

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2005 (Unaudited)

Common Stocks - 81.06% - continued	Shares	Value
Industrial Conglomerates - 4.77%		
3M Co.	3,500	$ 262,500
Eaton Corp.	2,800	182,952
General Electric Co.	8,500	293,250
Leggett & Platt, Inc.	7,700	194,733
		933,435
Industrial Machinery - 2.09%		
Illinois Tool Works, Inc.	2,800	239,820
Lawson Products, Inc.	1,900	77,748
Lincoln Electric Holdings, Inc.	2,500	91,525
		409,093
Insurance - 2.50%		
Aegon N.V. (a)	20,000	286,200
Aon Corp.	8,000	203,520
		489,720
Integrated Oil & Gas - 1.47%		
ConocoPhillips Co.	4,600	287,914
Marine & Rail Transport - 1.17%		
Florida East Coast Industries, Inc.	2,000	94,000
Kirby Corp. (b)	2,800	134,820
		228,820
Oil & Gas Equipment & Services - 2.06%		
BJ Services Co.	3,300	201,267
Noble Corporation (b)	3,000	201,540
		402,807
Packaged Foods - 2.33%		
Campbell Soup Co.	10,000	308,500
Tootsie Roll Industries, Inc.	4,700	147,063
		455,563
Paper/Forest Products - 1.73%		
Plum Creek Timber Co., Inc.	8,970	339,515
Pharmaceutical - 3.00%		
Abbott Laboratories, Inc.	6,200	289,106
Arena Pharmaceuticals, Inc. (b)	10,500	91,035
Bristol-Myers Squibb, Inc.	3,200	79,936
Merck & Co., Inc.	4,100	127,346
		587,423
Property & Casualty Insurance - 4.86%		
Alleghany Corp.	1,040	318,386
Berkshire Hathaway, Inc. - Class B (b)	110	306,020
Millea Holdings, Inc. (a)	3,100	202,740
St. Paul Travelers Companies, Inc.	2,800	123,256
		950,402

Common Stocks - 81.06% - continued	**Shares**	**Value**
Publishing, Printing & Media - 3.62%		
Gannett Co., Inc.	1,800	$ 131,328
Liberty Media Corp. - Class A	21,179	186,163
Tribune Co.	2,500	91,250
Wiley (John) & Sons, Inc. - Class A	7,000	299,950
		708,691
Real Estate - 4.53%		
Alexander's, Inc. (b)	500	139,500
Avatar Holdings, Inc. (b)	5,400	287,280
Crescent Real Estate Equities Trust	9,900	193,248
EastGroup Properties, Inc.	2,800	121,520
Reading International, Inc. - Class A (b)	19,100	144,205
		885,753
Restaurants - 1.34%		
McDonald's Corp.	8,400	261,828
Semiconductors & Related Devices - 1.82%		
Maxim Integrated Products, Inc.	8,500	355,895
Services - Consumer Credit Reporting, Collection Agencies - 0.50%		
Equifax, Inc.	2,700	98,280
Services- Data Processing - 3.08%		
Automatic Data Processing, Inc.	5,000	222,050
First Data Corp.	4,500	185,130
Total System Services, Inc.	8,000	196,480
		603,660
Services - Staffing - 1.07%		
CDI Corp.	8,500	208,845
Soft Drinks - 0.74%		
Coca-Cola Co.	3,300	144,408
Specialty Chemicals - 2.86%		
PPG Industries, Inc.	4,100	266,623
Sensient Technologies Corp.	8,700	165,387
Valspar Corp.	2,600	127,556
		559,566
Specialty Stores - 2.99%		
Office Depot, Inc. (b)	11,000	312,180
Tiffany & Co.	8,000	272,240
		584,420
Systems Software & Computer Hardware - 3.16%		
International Business Machines Corp.	5,300	442,338
Microsoft Corp.	6,900	176,709
		619,047
Wholesale - Electronic Parts & Equipment - 0.94%		
Avnet, Inc.	7,000	183,260
TOTAL COMMON STOCKS (Cost $11,419,362)		15,859,965

Corporate Bonds - 9.46%	Principal Amount	Value
2 Franks LLC, Variable, 11/01/2022	$ 740,000	$ 740,000
Allegiance Telecom, Inc. Senior Notes, 12.875%, 5/15/2008 (b) (c) (f)	125,000	36,875
Continental Airlines, Inc., 7.420%, 10/1/2008 (d)	5,115	4,593
CWABS, Inc., 3.620%, 09/25/2023 (d)	85,777	85,837
Dollar General Corp. Notes, 8.625%, 6/15/2010	150,000	170,625
Mississippi Chemical Corp., 7.250%, 11/15/2017 (b) (c) (f)	125,000	5,938
Residential Asset Mortgage Products, Inc., 3.560%, 12/25/2034 (d)	443,551	443,896
Terwin Mortgage Trust, 3.620%, 09/25/2034 (d)	362,894	363,008
TOTAL CORPORATE BONDS (Cost $1,906,155)		1,850,772
U.S. Treasury & Agency Obligations - 4.07%		
Federal Home Loan Mortgage Corp., 3.000%, 12/7/2009 (e)	250,000	249,319
Federal Home Loan Mortgage Corporation, 4.625%, 8/11/2015	300,000	299,084
Federal National Mortgage Association, 3.550%, 3/29/2019	250,000	248,994
TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $801,554)		797,397
Repurchase Agreements - 5.11%		
Huntington Bank, 3.25%, dated 7/31/2005, matures 8/1/2005, repurchase price $999,090 (Collateralized by FNMA, 5.03%, 09/01/2034, Market Value $1,005,173)	998,820	998,820
TOTAL REPURCHASE AGREEMENTS (Cost $998,820)		998,820
TOTAL INVESTMENTS (Cost $15,125,891) - 99.70%		$ 19,506,954
Other assets less liabilities - 0.30%		58,147
TOTAL NET ASSETS - 100.00%		$ 19,565,101

(a) American Depositary Receipt.
(b) Non-income producing.
(c) In Default, issuer filed Chapter 11 bankruptcy.
(d) Collateralized mortgage obligation.
(e) Variable rate securities; the coupon rate shown represents the rate at July 31, 2005.
(f) As of July 31, 2005, issue is in default.

Tax Related	
Unrealized Appreciation	$ 4,603,750
Unrealized Depreciation	(222,687)
Net Unrealized Appreciation	$ 4,381,063
Aggregate cost of securities for income tax purposes	$ 15,125,891

Related Notes to the Schedule of Investments

Related Footnotes - (Unaudited)

Securities Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 16, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust________________

By
*_______/s/ Anthony J. Ghoston____________________
Anthony J. Ghoston, President

Date_________September 28, 2005_________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*_________/s/ Anthony J. Ghoston_______________________
Anthony J. Ghoston, President

Date____September 28, 2005__________________________________

By
*_________/s/ Freddie Jacobs, Jr.______________________
Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Date_____September 29, 2005____

.